SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 486,514	$ 468,457
Accrued Expenses	624,997	614,493
Prepaid Investor Services	582,409	582,409
Non-cash interest	817,536	817,536
Intangibles (Intellectual Property and Patent Cost)	417,441	367,347
Deferred Rent	5,084	4,114
Formation Expense	6,553	6,553
Net Operating Loss carryforward	27,614,180	25,483,996
Gain on extinguishment of debt	11,440	102,604
Total Deferred tax assets	30,566,154	28,447,509
Research and Development	(202,718)	(202,718)
Stock Based Compensation	(2,396,363)	(3,960,547)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(413,245)	(398,746)
Total deferred tax liabilities	(3,051,705)	(4,601,390)
Net deferred tax assets	27,514,449	23,846,119
Valuation allowance	(27,514,449)	(23,846,119)
Net deferred tax assets